Derivative Liability - Significant Inputs and Assumptions Used in Binomial Lattice Model for Derivative Liability (Detail) - $ / shares						1 Months Ended
		Jun. 24, 2015	Apr. 30, 2015	Feb. 06, 2015	Sep. 26, 2014	May. 31, 2015
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Adjusted conversion price			$ 0.675
Derivative Liability
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Quoted market price on valuation date		$ 0.90		$ 0.96	$ 0.79	$ 0.99
Contractual conversion rate		1.00		1.00	1.00	1.00
Adjusted conversion price	[1]	$ 0.6750		$ 1.0000	$ 0.9759	$ 0.6750
Contractual term to maturity (years)		1 month 13 days		5 months 27 days	2 years
Expected volatility		48.00%		124.00%	123.00%
Contractual interest rate		1.20%		2.00%	5.00%
Risk-free rate		0.001%		0.045%	0.59%
Risk-adjusted rate		2.80%		2.78%	2.69%	2.80%
Probability of event of default		5.00%		5.00%	5.00%	5.00%
Derivative Liability | Minimum
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Contractual term to maturity (years)						2 months 5 days
Expected volatility						90.00%
Contractual interest rate						1.50%
Risk-free rate						0.041%
Derivative Liability | Minimum | Previously Reported
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Expected volatility						73.00%
Contractual interest rate						1.20%
Risk-free rate						0.01%
Derivative Liability | Maximum
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Contractual term to maturity (years)						1 year 3 months 29 days
Expected volatility						114.00%
Contractual interest rate						5.00%
Risk-free rate						0.48%
Derivative Liability | Maximum | Previously Reported
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Expected volatility						105.00%
Contractual interest rate						5.00%
Risk-free rate						0.35%

[1]	The adjusted conversion price input used in the Binomial Lattice Model considers both i) the reduction of the conversion price to $0.675 on April 30, 2015, as result of the short-term convertible notes offering in which Common Stock was sold for a weighted average price of $0.75 and ii) potential adjustment to the stated conversion price due to a future dilutive issuance. This input was calculated using a probability-weighted approach which considered the likelihood of various scenarios occurring including (i) potential success or failure of various phases for PRO 140, (ii) the probability the Company will enter into a future financing and (iii) and the potential price of a future financing.